Property and Equipment	12 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
5.	PROPERTY AND EQUIPMENT

As of June 30, 2022 and 2021, property and equipment consisted of the following:

	As of June 30,
	2022	2021
Leasehold improvement	$17,394	$120,271
Office equipment	85,939	47,018
	103,333	167,289
Less: accumulated depreciation	(31,570)	(118,896)
	$71,763	$48,393

For the years ended June 30, 2020, 2021, and 2022, depreciation expenses amounted to $30,859, $28,902, and $60,600, respectively.